Operating Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 117,005	$ 68,826	$ 75,000
United States of America
Disclosure Of Operating Segments [Line Items]
Revenue	116,602	65,402	75,000
China
Disclosure Of Operating Segments [Line Items]
Revenue	328	3,424	0
Other
Disclosure Of Operating Segments [Line Items]
Revenue	$ 75	$ 0	$ 0